Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
Schedule of Assumptions Used to Value the Warrants	The warrants were valued using the black-scholes model. The assumptions used to value the warrants were as follows:
As of issue date (Jan 2, 2024)
Share price	$1.4
Exercise price	$2.9869
Interest rate	3.93%
Time to maturity	5 years
Volatility	59%

Schedule of Warrants Activity	A summary of warrants activity for the six months ended June 30, 2024 was as follows:
	Number of warrants	Weighted average exercise price per share	Weighted average life	Expiration dates
		US$ per share	Years
Balance of warrants outstanding as of December 31, 2023	-	-	-	-
- warrants issued in connection with the convertible loans	1,205,254	2.9869	5	January 2,2029
Balance of warrants outstanding and exercisable as of June 30, 2024	1,205,254	2.9869	5	January 2,2029